Common Shares	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Shares
On March 20, 2013, the Company issued 125 common shares in connection with its formation.
Between July 1, 2013 and July 16, 2013, the Company issued and sold 2,604,167 common shares, par value $0.01 per share, for net proceeds of $242,800.
On September 24, 2013, the Company issued and sold an additional 2,783,333 common shares for net proceeds of $290,490, as denominated in Norwegian kroner (NOK) as of that date, in Norwegian private placement transactions exempt from registration under the Securities Act. As of September 24, 2013, the Company recorded a receivable from shareholders of $289,956, denominated in NOK, which was not paid until October 2013 when the Company received $288,822 in full settlement of that receivable. The $1,134 difference between the amount initially recorded as a shareholder receivable and the amount subsequently collected was attributable to a change in exchange rate and recorded as foreign exchange loss on the Company’s Consolidated Statement of Operations.
In November 2013, the Company received $291,000 of proceeds from the sale of 2,715,867 common shares that had been consummated in October 2013 in a Norwegian private transaction exempt from registration under the Securities Act.
On December 17, 2013, the Company received $284,018 of proceeds from the sale of 2,608,333 common shares in its initial public offering.
In January 2014, the underwriters in the Company’s initial public offering, which closed on December 17, 2013, exercised in full their option to purchase an additional 391,250 common shares at the public offering price of $117.00 per share. The sale of these common shares resulted in net proceeds to the Company of approximately $42,360, after deducting underwriters’ discounts and commissions.
During the third quarter of 2014, the Company issued a total of 4,366 shares to Scorpio Services Holding Limited, or SSH, pursuant to the Administrative Services Agreement relating to two Kamsarmax Vessels delivered under our Newbuilding program. The aggregate value of these shares was $500.
On November 20, 2014 the Company issued 3,333,333 Common shares through a Securities Purchase Agreement with certain institutional investors for the private placement of shares of its common stock, par value $0.01 per share for $150,000. Of this share issuance, SSH acquired 333,333 shares for $15,000.
On June 16, 2015, the Board of Directors (the “Board”) approved a Shareholders’ Rights Plan, as subsequently amended and restated on January 14, 2016 (“Rights Plan”) and authorized and declared a dividend distribution of one right for each outstanding share of common stock of the Company to stockholders. Each right entitles the holder to purchase from the Company one one-thousandth of a share of preferred stock at an exercise price of $50.00 per one one-thousandth of a preferred share.
The Rights Plan is intended to protect stockholders’ rights in the event of an unsolicited takeover attempt. It is not intended to prevent a takeover of the Company on terms that are favorable and fair to all shareholders and will not interfere with a merger approved by the Board of Directors.
The rights will generally become exercisable only if a person or group acquires beneficial ownership of 20% or more of the Company’s common stock in a transaction not approved by the Board and the Board does not redeem the rights within ten business days of such an event. If triggered, the right could entitle the holder to one of the following:

•	To purchase, for the exercise price, a number of common shares having a then current market value of twice the exercise price

•	To purchase, for the exercise price, one-thousandth of a share of preferred stock, or

•	The Board may exchange the rights, in whole or in part, for common shares at an exchange ratio of one to one or for cash or other securities having a value approximately equal to one share
The rights expire on June 18, 2016, if not redeemed earlier.
On June 16, 2015, the Company issued 11,083,333 shares of common stock, par value $0.01 per share at $18.00 per share in an underwritten public offering (the “Offering”). Scorpio Services Holdings Limited and certain of our executive officers purchased an aggregate of 833,333 Common Shares at the public offering price. The company received $190,175 of proceeds from the issuance.
On June 23, 2015, underwriters exercised their option to purchase an additional 1,662,500 additional common shares in connection with the Offering. The sale of these common shares resulted in net proceeds to the Company of approximately $28,429, after deducting underwriters’ discounts and commissions.
During 2015, the Company issued a total of 111,725 shares to SSH pursuant to the Administrative Services Agreement relating to the delivery of 28 vessels and the sale of 20 vessels. The aggregate value of these shares was $2,380.
Effective December 31, 2015, the Company’s Board of Directors (the "Board") determined to effect a one-for-twelve reverse stock split of the Company's common shares, par value $0.01 per share, and a reduction in the total number of authorized common shares to 56,250,000 shares.  The Company's shareholders approved the reverse stock split and change in authorized common shares at the Company's special meeting of shareholders held on December 23, 2015.  This will reduce the number of outstanding common shares from 344,239,098 shares to 28,686,561 shares. On December 17, 2015, the Company received notice from the NYSE that the Company was no longer in compliance with the NYSE's continued listing standards because the average closing share price of its common shares over a consecutive 30 trading-day period ending December 15, 2015 fell below the requirement to be at least $1.00 per share.  The purpose of the reverse stock split was to increase the market price of the Company's common shares.  The Company believes that the increased market price for its common shares that is expected as a result of implementing the reverse stock split will cure this deficiency.
As of December 31, 2015 we had:

•	28,686,561 common shares outstanding, the $0.01 par value of which is recorded as common stock of $287.

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Paid-in capital of $1,567,905 which substantially represents the excess of net proceeds from common stock issuances over the par value as well as the amount of cumulative restricted stock amortization.